Employee Benefit Plans - Assumption Rates Used for Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate:	3.80%	4.58%	4.95%
Expected return on assets:	6.30%	6.33%
Expected return on assets, minimum:			5.50%
Expected return on assets, maximum:			6.50%
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate minimum:	3.46%	4.50%	5.25%
Discount rate maximum:	4.40%	5.60%	5.65%
Salary increase minimum:	2.00%	2.00%	2.00%
Salary increase maximum:	3.53%	4.00%	4.33%
Expected return on assets, minimum:	3.50%	4.50%	4.50%
Expected return on assets, maximum:	5.82%	6.51%	7.06%